Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2018	2017
	(In Thousands)
Current
Federal	$163	$238
State	4	4
Deferred	(135)	165
	$32	$407

Schedule of differences between income tax expense to statutory federal tax at a rate
	2018		2017
	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income
Federal Tax at a Statutory rate	$35	21%	$211	34%
State taxes, net of Federal provision	14	9	(108)	(17)
Change in tax rate	-	-	228	37
Change in valuation allowance	(11)	(7)	106	17
Nontaxable interest and dividend income	(19)	(11)	(42)	(7)
Other items	13	7	12	2
Income tax provision	$32	19%	$407	66%

Schedule of deferred income tax assets and liabilities resulting from temporary differences
	2018	2017
	(In Thousands)

Deferred tax assets:
Deferred loan origination fees	$94	$92
Allowance for loan losses - Federal	408	330
State tax credits	825	1,075
Supplemental Executive Retirement Plan	216	208
Unrealized loss on securities available for sale	49	44
Net operating loss	477	270
Stock compensation	32	14
Other	43	1

	2,144	2,034
Valuation allowance	(1,413)	(1,424)
Total deferred tax assets, net of valuation allowance	731	610

Deferred tax liabilities:
Depreciation	(9)	(9)
Mortgage servicing rights	(213)	(233)

Total deferred tax liabilities	(222)	(242)

Net deferred tax asset	$509	$368